Accrued Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities
Accrued payroll	$ 1,140,000	$ 969,000
Accrued interest	11,614,000	12,473,000
Accrued expenses	18,157,000	19,452,000
Total	30,911,000	32,894,000
Accrued realized losses on cash flow interest rate swaps	14,300,000	15,200,000
Other accruals	$ 3,900,000	$ 4,300,000